Submission	Mar. 10, 2026
Submission [Line Items]
Central Index Key	0002026053
Registrant Name	Pershing Square Holdco, L.P.
Form Type	S-1
Submission Type	S-1
Fee Exhibit Type	EX-FILING FEES
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A